N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0000909112
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Templeton Emerging Markets Income Fund
Document Period End Date	Dec. 31, 2025